Segment reporting - Major customers (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer		Dec. 31, 2017 USD ($) customer
Disclosure of major customers [abstract]
Sales	$ 1,615,222,000	$ 2,242,002,000	[1]	$ 1,732,276,000	[1]
Number of customers representing 10% or more of sales	0	0
Top Ten Customers [Member]
Disclosure of major customers [abstract]
Sales	$ 643,689,000	$ 758,894,000		$ 820,987,000
Number of major customers | customer	10	10		10
Dow Corning Corporation [Member]
Disclosure of major customers [abstract]
Percentage of Company's sales				12.20%

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.